Acquisitions and Disposals - New Energy Risk narrative (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jul. 24, 2015	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill, acquired during period		$ 13,946	$ 807,381	$ 25,159
New Energy Risk Inc.
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired	63.63%
Original ownership percentage	31.16%
Ownership percentage following additional purchase of shares	94.79%
Noncontrolling interest, ownership percentage by noncontrolling owners	5.21%
Cash consideration	$ 8,800
Business combination, step acquisition, equity interest in acquiree, remeasurement gain	2,500
Goodwill, acquired during period	$ 13,400